Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance	$ 5,144		$ 5,005	$ 3,911
Contract assets, allowance	$ 1,000		$ 1,000	$ 500
Common stock, par value (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	500,000,000		60,800,000
Common stock, shares issued (in shares)	82,266,160		60,800,000
Common stock, shares outstanding (in shares)	82,266,160	74,747,218	60,800,000
Common Stock [Member]
Common stock, par value (per share)			$ 0.01	$ 0.01
Common shares, shares authorized (in shares)			1,000	1,000
Common stock, shares issued (in shares)			1	1
Common stock, shares outstanding (in shares)			1	1	1